Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 370	$ 343	$ 254
Additional equipment	$ 519	$ 341	$ 2,427